10. FAIR VALUE MEASUREMENTS (Details - Fair value levels) - USD ($)	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Fair Value Inputs Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities	$ 0	$ 0
Total Assets	0	0
Fair Value Inputs Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities	0	0
Total Assets	0	0
Fair Value Inputs Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities		10,679,067	$ 3,588,239
Total Assets	$ 0	$ 10,679,067